EMPLOYMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Schedule of Persons Employed by the Group in the Financial Year
	December 31, 2024	December 31, 2023	December 31, 2022
Research and development	33	23	26
Administration and sales	82	99	105
Manufacturing and quality	286	258	253

	401	380	384

Schedule of Employment Costs
	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Wages and salaries	25,570	23,718	22,364
Social welfare costs	2,219	2,061	1,965
Pension costs	451	508	347
Share-based payments	1,316	2,069	1,755
Restructuring cost	596	485	274

	30,152	28,841	26,705

Discontinued operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Schedule of Employment Costs
	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Wages and salaries	25,570	24,343	23,608
Social welfare costs	2,219	2,097	2,036
Pension costs	451	510	352
Share-based payments	1,316	2,069	1,755
Restructuring cost	596	485	274

	30,152	29,504	28,025